Premises and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Construction of buildings and minor repair work	$ 1,222	$ 1,176	$ 1,154
Depreciation expense	$ 2,582	$ 2,205	$ 1,763